INVESTMENTS	3 Months Ended
Mar. 31, 2024
Disclosure of detailed information about investment property [abstract]
INVESTMENTS

8. INVESTMENTS

Balance at December 31, 2023	$189,403
Change in fair value	(11,046)
Balance at March 31 2024	$178,357

Fair value of investments is comprised of:

Public company shares	$42,857
Private company shares	135,500
Balance at March 31, 2024	$178,357

The Company holds 1,428,571 shares of a publicly listed company with an initial cost of $500,000.

The Company holds 50,000 common shares of a private company with an initial value of USD$100,000. The Company considers if observable market data exists on a quarterly basis to value the investment. Since inception, the Company has not had any adjustments to the fair value of the investment based on observable market data.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)